Expense Example - Tuttle Capital IBIT 0DTE Covered Call ETF [Member]	Aug. 29, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	$ 303